Segment Reporting (Details)	12 Months Ended
Mar. 31, 2026 Segment
Segment Reporting [Line Items]
Operating segment	1
Reportable segment	1
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Mr. Tse Shing Fung